    AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON MARCH 10, 2008


                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549


                                  FORM N-CSR


             CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                             INVESTMENT COMPANIES

                 Investment Company Act file number 811-21764



                            WINTERGREEN FUND, INC.
              (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)


                      C/O U.S. BANCORP FUND SERVICES, LLC
                      615 EAST MICHIGAN STREET, 3RD FLOOR
                              MILWAUKEE, WI 53202
              (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)


                          SIMON D. COLLIER, PRESIDENT
                              TWO PORTLAND SQUARE
                              PORTLAND, ME 04101
                                 207-553-7110
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)


       Registrant's telephone number, including area code: 888-468-6473


                     Date of fiscal year end: DECEMBER 31


         Date of reporting period: JANUARY 1, 2007 - DECEMBER 31, 2007


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORT TO STOCKHOLDERS.

 LOGO


                                                                  ANNUAL REPORT

                                                         WINTERGREEN FUND, INC.

                                                              DECEMBER 31, 2007

                                                        WWW.WINTERGREENFUND.COM

                               TABLE OF CONTENTS


          A Message to Our Shareholders                            1

          Financial Highlights                                     4

          Performance Chart and Analysis (Unaudited)               5

          Portfolio Profile (Unaudited)                            6

          Statement of Investments                                 7

          Statement of Assets and Liabilities                     11

          Statement of Operations                                 12

          Statements of Changes in Net Assets                     13

          Notes to Financial Statements                           14

          Report of Independent Registered Public Accounting Firm 21

          Additional Information (Unaudited)                      22

WINTERGREEN FUND, INC.
A MESSAGE TO OUR SHAREHOLDERS
DECEMBER 31, 2007

Dear Fellow Wintergreen Fund Shareholder,

Thank you for your continued investment in Wintergreen Fund. The Fund is just over two years old and we are very pleased with both its growth and diversification of assets with respect to countries, sectors, and of course, currencies. The Fund's 2007 return of 21.13% soundly outperformed its benchmark, the Standard and Poor's 500 Composite Index, which returned 5.49%. The Fund was able to achieve strong performance, despite the ongoing sub-prime issue in the U.S. and the corresponding ripple effect felt abroad, due to holdings in diverse international companies such as Japan Tobacco Inc. (Japan), Petrobank Energy and Resources Ltd. (Canada), and Jardine Matheson Holdings Ltd. (Hong Kong).

As we invest around the world, we find ourselves appreciating many differences in cultures and styles of business. However, there is a constant wherever we invest: we continue to find many good people to work with around the globe. The recurrence of this theme often reminds us of the refrain from the Disney attraction that echoes in the mind of virtually everyone who has made the journey: "It's A Small World."

In our "small world", there is currently a powerful trend in the form of urbanization, especially in developing countries in Asia and Latin America. The quest for economic opportunities is fuelling this migration to the cities, where residential, commercial, and public infrastructure construction progresses at a brisk pace. Schindler Holding AG, a global leader in elevator, escalator, and moving walkway systems, is integral to this construction activity. We believe Schindler's systems have been the choice of numerous projects due to the company's reputation for reliability. Schindler is an attractive investment because of the company's strong balance sheet, characterized by modest levels of debt and high levels of cash; its ability to consistently produce free cash flow with which it can repurchase outstanding shares; and the company's steady revenue streams from upgrades and maintenance work on the thousands of Schindler systems installed worldwide.

It used to be said in the investment community that when the United States sneezed, Europe and Asia caught colds. The recent sub-prime debacle in the U.S. had world-wide implications that were dramatically exacerbated because of leverage. Although the U.S. economy caught a cold and the cold has spread to other parts of the world, this time, it may be the U.S. that suffers the most. The turbulent market is causing a general downward movement of virtually all securities, forcing both good quality and lesser quality securities to suffer lower prices. A period of a general downward market trend is actually good news for the true value investor because it provides the opportunity to snatch up truly wonderful securities at bargain buster prices. From our perspective, this is a giant after-Christmas sale, and we don't know how long it will continue. It is painful as we go through this period of lower stock prices. Life clearly holds no guarantees, but we are enthusiastic and excited by the possibilities in front of us.

WINTERGREEN FUND, INC.
A MESSAGE TO OUR SHAREHOLDERS
DECEMBER 31, 2007

Wintergreen shareholders are on a long-term global value journey as we search the world for compelling investment ideas. While searching for opportunities that are in line with our investment strategies, we also consider the risk involved with the investment. How do we define risk? The same way that many of you who have worked hard for your money do; risk in an investment is ultimately the possibility that you will lose the money you invested in that security. Like many investors, we want to minimize that possibility. We clearly recognize that there will be daily fluctuations in the value of any investment, but the underlying investment should be solid.

We have a broad mandate that incorporates more investment flexibility than many other funds or institutional investors and we believe that this flexibility has served us well. We are on a global investment march looking for good businesses, run by good people, and available at good prices. We can relate to the Western star Roy Rogers who used to sing "Don't Fence Me In" at the end of some of his movies.

Unlike Roy Rogers, the Fund's ability to roam the world, as opposed to just the boundaries of the United States, has allowed us the ability to invest in such portfolio stars as Fomento Economico Mexicano, S.A.B. ("FEMSA"). FEMSA is a Mexican-based beverage company whose businesses underscore our belief in the repetitive nature of human beings. People of all cultures and walks of life will routinely seek out simple, affordable pleasures and as the majority owner of the second largest Coca-Cola bottler in the world, FEMSA is in the business of selling people little smiles every day. As the biggest beverage company in Latin America, FEMSA not only bottles and sells Coca-Cola, but also brews several of the top-selling beers in Mexico and Brazil. Latin America has a young and growing population with an increasing taste for the types of products FEMSA sells, and each time someone sips one of FEMSA's Cokes or enjoys a Dos Equis beer, FEMSA shareholders benefit.

FEMSA's management has proven to be exceptional, growing their businesses internally and acquiring assets at opportune prices, leading to higher profit margins for FEMSA's Coke bottling operations than any other bottler in the world. The Coke and beer businesses generate large and growing amounts of cash, some of which is redeployed into the company's convenience store business, Oxxo. FEMSA owns over 5,200 Oxxo stores across Mexico, making it the largest retail network in the country, and they open an average of two additional stores each day. In a country where many people do not own a refrigerator, Oxxo stores play a vital role in providing people with their daily staples in a convenient and affordable manner. FEMSA enjoys very high returns on capital for the Oxxo business, so we feel confident that our money is working hard for our shareholders around the clock.

WINTERGREEN FUND, INC.
A MESSAGE TO OUR SHAREHOLDERS
DECEMBER 31, 2007

In researching the Fund's investments, we have found that there is no substitute for ongoing and energetic analysis of the various potential portfolio holdings, often including meeting with corporate management and sometimes visiting certain corporate holdings. Doing work on the investments is mentally challenging and rewarding. It starts with an analysis of public information about the company, and ends with an analysis of how that company compares with other worldwide investment opportunities. Through this process, it has become clear that while the world has changed over the years, much of the change is perception, more than reality. Decency, fairness, good management, creativity, and drive, combined with a growing business and conservative corporate business practices still often lead to wonderful investment opportunities. In keeping with our musical references, we remind you of the more recent song, "We Are The World." It reminds us all of just how connected we all are to the world both within and outside our borders.

Our world is full of change. It is an old time wish for many, and a fear for others, that we live in interesting times. We think we are living in very interesting times that are providing a wonderful environment for us to focus our energy and efforts on pursuing worldwide investment opportunities as we make friends along the way.

Again, we thank you for your investment in Wintergreen Fund.

Sincerely,

/s/ David J. Winters
David J. Winters, CFA
Portfolio Manager

THE FUND IS SUBJECT TO SEVERAL RISKS, ANY OF WHICH COULD CAUSE AN INVESTOR TO LOSE MONEY. PLEASE REVIEW THE PROSPECTUS FOR A COMPLETE DISCUSSION OF THE FUND'S RISKS WHICH INCLUDE, BUT ARE NOT LIMITED TO, THE FOLLOWING: STOCK MARKET RISK, INTEREST RATE RISK, INCOME RISK, CURRENCY RISK, FOREIGN/EMERGING MARKET RISK AS WELL AS THE RISKS ASSOCIATED WITH SHORT SALES, AND INVESTMENTS IN DERIVATIVES, SMALL/MID-SIZED COMPANIES, AND LOAN PARTICIPATIONS.

THE VIEWS CONTAINED IN THIS LETTER ARE THOSE OF THE FUND'S PORTFOLIO MANAGER AS OF DECEMBER 31, 2007, THE LAST DAY OF THE REPORTING PERIOD. THESE VIEWS ARE SUBJECT TO CHANGE WITHOUT NOTICE AS MARKET AND OTHER CONDITIONS FLUCTUATE. WHILE THESE VIEWS ARE INTENDED TO ASSIST SHAREHOLDERS IN UNDERSTANDING THEIR INVESTMENT IN THE FUND, THEY DO NOT CONSTITUTE INVESTMENT ADVICE, ARE NOT A GUARANTEE OF FUTURE PERFORMANCE, AND ARE NOT INTENDED AS AN OFFER OR SOLICITATION WITH RESPECT TO THE PURCHASE OR SALE OF ANY SECURITY.

WINTERGREEN FUND, INC.
FINANCIAL HIGHLIGHTS

These financial highlights reflect selected data for a share outstanding throughout each period:

                                                                                October 17, 2005(a)
                                               Year Ended        Year Ended           through
                                            December 31, 2007 December 31, 2006  December 31, 2005
                                            ----------------- ----------------- -------------------
NET ASSET VALUE, BEGINNING OF PERIOD           $    12.21         $  10.23            $ 10.00
                                               ----------         --------            -------
INVESTMENT OPERATIONS
 Net investment income (b)                           0.15             0.11               0.02
 Net realized and unrealized gain on
   investments, securities sold short, and
   foreign currency transactions                     2.43             1.94               0.22
                                               ----------         --------            -------
Total from Investment Operations                     2.58             2.05               0.24
                                               ----------         --------            -------
DISTRIBUTIONS TO SHAREHOLDERS FROM
 Net investment income                              (0.16)           (0.07)             (0.01)
 Net realized gain                                  (0.04)              --                 --
                                               ----------         --------            -------
Total Distributions to Shareholders                 (0.20)           (0.07)             (0.01)
                                               ----------         --------            -------
Redemption fees(b)                                   0.00(c)          0.00(c)              --
                                               ----------         --------            -------
NET ASSET VALUE, END OF PERIOD                 $    14.59         $  12.21            $ 10.23
                                               ==========         ========            =======
TOTAL RETURN(D)                                     21.13%           20.10%              2.41%

RATIO/SUPPLEMENTARY DATA
Net Assets at End of Period (000's omitted)    $1,579,653         $596,153            $54,704
Ratios to Average Net Assets:(e)
 Net investment income                               1.08%            0.97%              1.02%
                                               ----------         --------            -------
 Net expense, excluding dividend expense             1.85%            1.91%              1.95%
 Dividend expense                                    0.00%(g)         0.03%                --%
                                               ----------         --------            -------
Total Net Expense                                    1.85%            1.94%              1.95%
                                               ==========         ========            =======
 Gross expense, excluding dividend expense           1.85%            1.97%(f)           6.97%(f)
 Dividend expense                                    0.00%(g)         0.03%                --%
                                               ----------         --------            -------
Total Gross Expense                                  1.85%            2.00%(f)           6.97%(f)
                                               ==========         ========            =======
PORTFOLIO TURNOVER RATE                                17%              13%                 0%

----------------------------------------------
(a)Commencement of operations.
(b)Calculated based on average shares outstanding during the period.
(c)Less than $0.01 per share.
(d)Not annualized for periods less than one year.
(e)Annualized for periods less than one year.
(f)Reflects the expense ratio excluding any waivers and/or reimbursements.
(g)Less than 0.01%.

                                             See Notes to Financial Statements.

WINTERGREEN FUND, INC.
PERFORMANCE CHART AND ANALYSIS (Unaudited)
DECEMBER 31, 2007

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT

The following chart reflects the change in value of a hypothetical $10,000 investment since inception, including reinvested dividends and distributions, in Wintergreen Fund, Inc. (the "Fund"), compared with a broad-based securities market index. The S&P 500 Index (the "Index") is a widely recognized index of 500 of the largest companies in the United States as measured by market capitalization. The total return of the Fund includes operating expenses that reduce returns while the total return of the index does not include expenses. The Fund is professionally managed while the index is unmanaged and is not available for investment. Since inception, certain fees were waived and/or expenses reimbursed; otherwise, returns would have been lower.

                                                         SINCE INCEPTION
       AVERAGE ANNUAL TOTAL RETURN ON 12/31/07: ONE YEAR   (10/17/05)
       ---------------------------------------- -------- ---------------
                Wintergreen Fund, Inc.           21.13%       19.81%
                S&P 500 Index                     5.49%       12.11%

                                    [CHART]

                Wintergreen Fund, Inc.            S&P 500 Index
                ---------------------             -------------
10/17/2005            $10,000                        $10,000
12/31/2005             10,241                         10,533
 3/31/2006             10,822                         10,977
 6/30/2006             10,703                         10,819
 9/30/2006             11,065                         11,431
12/31/2006             12,299                         12,197
 3/31/2007             12,833                         12,275
 6/30/2007             13,546                         13,046
 9/30/2007             14,871                         13,311
12/31/2007             14,898                         12,867



PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. AS STATED IN THE CURRENT PROSPECTUS, THE FUND'S ANNUAL EXPENSE RATIO (GROSS) IS 2.00%. HOWEVER, THE FUND'S INVESTMENT MANAGER VOLUNTARILY WAIVED CERTAIN FEES AND/OR REIMBURSED CERTAIN EXPENSES TO LIMIT TOTAL FUND OPERATING EXPENSES TO 1.95% IN PRIOR FISCAL YEARS. FEE WAIVERS AND REIMBURSEMENTS ARE NOT CONTRACTUAL AND MAY BE REDUCED OR ELIMINATED AT ANY TIME. THE FUND'S INVESTMENT MANAGER DOES NOT INTEND TO SEEK REIMBURSEMENT FOR THESE WAIVED FEES. SHARES REDEEMED OR EXCHANGED WITHIN SIXTY DAYS OF PURCHASE WILL BE CHARGED A FEE OF 2.00% SUBJECT TO LIMITED EXCEPTIONS. THE PERFORMANCE TABLE AND GRAPH DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. FOR THE MOST RECENT MONTH-END PERFORMANCE OR FOR ANY OTHER QUESTIONS ABOUT THE FUND, PLEASE CALL (888) 468-6473.

WINTERGREEN FUND, INC.
PORTFOLIO PROFILE (Unaudited)
DECEMBER 31, 2007

% OF TOTAL NET ASSETS BY COUNTRY

                                     [CHART]

                                               % OF TOTAL
                                          NET ASSETS BY COUNTRY
                                         -----------------------
              United States                       27.3%
              Short-Term Investments              12.6%
              Hong Kong                           12.4%
              Japan                               11.9%
              United Kingdom                       7.3%
              Switzerland                          6.7%
              Malaysia                             5.5%
              Canada                               5.1%
              Mexico                               3.2%
              Other Assets and Liabilities         2.8%
              Norway                               1.6%
              Italy                                1.2%
              South Africa                         0.8%
              Brazil                               0.7%
              South Korea                          0.5%
              Liechtenstein                        0.4%

                                                 % OF TOTAL
                    SECTOR                       NET ASSETS
                    Consumer Discretionary          22.2%
                    Consumer Staples                22.6%
                    Energy                           9.0%
                    Financials                      19.5%
                    Healthcare                       1.1%
                    Industrials                      2.9%
                    Information Technology           2.0%
                    Materials                        4.9%
                    Other Assets and Liabilities     2.8%
                    Short-Term Investments          12.6%
                    Telecommunications               0.4%

                               TOP TEN HOLDINGS
                                                   % OF TOTAL
                  ISSUER                           NET ASSETS
                  Japan Tobacco Inc.                  8.9%
                  Wynn Resorts Ltd.                   6.0%
                  Jardine Matheson Holdings Ltd.      5.8%
                  Reynolds American Inc.              4.1%
                  Berkshire Hathaway Inc., Class B    3.9%
                  Shun Tak Holdings Ltd.              3.5%
                  Swatch Group AG, Class B            3.3%
                  Genting Bhd                         2.9%
                  Anglo American plc                  2.8%
                  Imperial Tobacco Group plc          2.7%

                                             See Notes to Financial Statements.

WINTERGREEN FUND, INC.
STATEMENT OF INVESTMENTS
DECEMBER 31, 2007

  INDUSTRY
------------

   SHARES            SECURITY DESCRIPTION           COUNTRY       COST      FAIR VALUE
------------  ---------------------------------- ------------- ----------- ------------

COMMON STOCK AND OTHER EQUITY INTERESTS -- 84.6%

BEVERAGES -- 2.7%
     158,941  Coca-Cola FEMSA, S.A. de C.V. ADR  Mexico        $ 5,355,051 $  7,832,613
     922,845  Fomento Economico Mexicano SA de
                CV ADR                           Mexico         31,346,354   35,224,994
                                                               ----------- ------------
                                                                36,701,405   43,057,607
                                                               ----------- ------------

CAPITAL MARKETS -- 0.8%
   5,214,484  ABG Sundal Collier ASA             Norway         11,444,769   12,092,781
                                                               ----------- ------------

COMMERCIAL BANKS -- 0.4%
      12,990  Liechtensteinische Landesbank AG   Liechtenstein   1,131,784    1,140,630
      18,753  Verwaltungs-und Privat-Bank AG     Liechtenstein   4,755,951    4,637,981
                                                               ----------- ------------
                                                                 5,887,735    5,778,611
                                                               ----------- ------------

COMMERCIAL SERVICES & SUPPLIES -- 0.2%
  14,647,687  Dore Holdings Ltd.                 Hong Kong       3,569,922    3,381,493
                                                               ----------- ------------

COMMUNICATIONS EQUIPMENT -- 0.4%
          (d) Current Group, LLC(a)(b)           United States  20,100,000    6,407,680
                                                               ----------- ------------

DIVERSIFIED FINANCIAL SERVICES -- 6.8%
   3,316,948  Jardine Matheson Holdings Ltd.     Hong Kong      72,095,297   91,879,460
     339,974  Leucadia National Corp.            United States   9,624,642   16,012,775
                                                               ----------- ------------
                                                                81,719,939  107,892,235
                                                               ----------- ------------

DIVERSIFIED TELECOMMUNICATION SERVICES -- 0.4%
     150,343  BCE Inc.                           Canada          5,755,561    5,998,893
                                                               ----------- ------------

FOOD PRODUCTS -- 1.2%
     701,799  Asiatic Development BHD            Malaysia        1,625,447    1,836,225
       4,646  Lotte Confectionery Co. Ltd.(a)    South Korea     6,030,057    8,387,267
      17,767  Nestle SA                          Switzerland     6,576,173    8,153,237
                                                               ----------- ------------
                                                                14,231,677   18,376,729
                                                               ----------- ------------

HOTELS, RESTAURANTS & LEISURE -- 14.5%
  16,584,365  Galaxy Entertainment Group Ltd.(a) Hong Kong      17,009,986   15,590,847
  19,062,030  Genting Bhd                        Malaysia       35,439,320   45,550,525

See Notes to Financial Statements.

WINTERGREEN FUND, INC.
STATEMENT OF INVESTMENTS
DECEMBER 31, 2007

  INDUSTRY
------------

   SHARES           SECURITY DESCRIPTION            COUNTRY         COST      FAIR VALUE
------------ ----------------------------------- -------------- ------------ ------------

HOTELS, RESTAURANTS & LEISURE (CONT.)
      43,100 Harrah's Entertainment Inc.         United States  $  3,508,889 $  3,825,125
     541,620 Lottomatica SpA                     Italy            18,815,110   19,800,226
     194,661 Penn National Gaming Inc.(a)        United States     8,151,191   11,592,063
  33,349,674 Resorts World Bhd                   Malaysia         35,177,796   39,139,968
     839,522 Wynn Resorts Ltd.                   United States    84,209,867   94,135,602
                                                                ------------ ------------
                                                                 202,312,159  229,634,356
                                                                ------------ ------------

INDUSTRIAL CONGLOMERATE -- 0.8%
     679,615 Orkla ASA                           Norway            7,047,244   13,165,258
                                                                ------------ ------------

INSURANCE -- 3.8%
      12,852 Berkshire Hathaway Inc., Class B(a) United States    44,436,147   60,867,072
                                                                ------------ ------------

INTERNET CATALOG & RETAIL -- 0.9%
     780,744 Liberty Media Corp.-Interactive
               Class A(a)                        United States    14,798,418   14,896,596
                                                                ------------ ------------

INTERNET SOFTWARE & SERVICES -- 1.6%
      37,644 Google Inc., Class A(a)             United States    18,974,468   26,030,073
                                                                ------------ ------------

LEISURE EQUIPMENT & PRODUCTS -- 0.8%
     324,953 Aruze Corp.                         Japan            11,883,685   12,364,165
                                                                ------------ ------------

MACHINERY -- 1.9%
     458,309 Schindler Holding AG                Switzerland      26,911,419   29,525,268
                                                                ------------ ------------

MEDIA -- 2.7%
     324,914 Grupo Televisa SA, ADR              Mexico            7,791,559    7,723,206
   1,064,917 Reuters Group plc                   United Kingdom   13,674,345   13,474,072
      27,314 Washington Post Co. Class B         United States    21,717,243   21,617,119
                                                                ------------ ------------
                                                                  43,183,147   42,814,397
                                                                ------------ ------------

METALS & MINING -- 4.0%
     714,573 Anglo American plc                  United Kingdom   33,873,800   43,716,056
   1,225,449 Sherwood Copper Corp.(a)            Canada            6,731,356    6,696,375
     753,619 Witwatersrand Consolidated Gold
               Resources Ltd.(a)                 South Africa     13,720,680   12,119,604
                                                                ------------ ------------
                                                                  54,325,836   62,532,035
                                                                ------------ ------------

                                             See Notes to Financial Statements.

WINTERGREEN FUND, INC.
STATEMENT OF INVESTMENTS
DECEMBER 31, 2007

  INDUSTRY
------------

   SHARES          SECURITY DESCRIPTION           COUNTRY          COST        FAIR VALUE
------------ --------------------------------- -------------- -------------- --------------

OIL, GAS & CONSUMABLE FUELS -- 9.0%
     346,656 Canadian Natural Resources Ltd.   Canada         $   19,380,472 $   25,319,807
   1,002,446 Chesapeake Energy Corp.           United States      32,336,973     39,295,883
     468,767 Japan Petroleum Exploration Co.   Japan              35,874,602     34,368,254
     531,926 Petrobank Energy and Resources
               Ltd.(a)                         Canada              7,091,056     31,165,072
   2,089,009 UTS Energy Corp.(a)               Canada              7,031,380     11,310,122
                                                              -------------- --------------
                                                                 101,714,483    141,459,138
                                                              -------------- --------------

PAPER & FOREST PRODUCTS -- 0.9%
     200,206 Weyerhaeuser Co.                  United States      13,615,606     14,763,190
                                                              -------------- --------------

PHARMACEUTICALS -- 1.1%
     311,812 Novartis AG - Registered Shares   Switzerland        17,016,966     17,088,228
                                                              -------------- --------------

REAL ESTATE MANAGEMENT & DEVELOPMENT -- 7.7%
     564,961 Consolidated-Tomoka Land Co.(c)   United States      34,445,046     35,411,755
   5,337,772 K Wah International Holdings Ltd. Hong Kong           1,661,773      3,402,384
  34,861,542 Shun Tak Holdings Ltd.            Hong Kong          47,908,570     54,815,573
     513,040 Swire Pacific Ltd. Class A        Hong Kong           5,496,541      7,073,373
   7,719,793 Swire Pacific Ltd. Class B        Hong Kong          16,315,216     20,494,763
                                                              -------------- --------------
                                                                 105,827,146    121,197,848
                                                              -------------- --------------

TEXTILES, APPAREL & LUXURY GOODS -- 3.3%
     171,085 Swatch Group AG, Class B          Switzerland        42,285,978     51,522,531
                                                              -------------- --------------

TOBACCO -- 18.7%
     291,002 Altria Group Inc.                 United States      18,478,655     21,993,931
     379,832 British American Tobacco plc      United Kingdom     11,031,697     14,825,104
     799,609 Imperial Tobacco Group plc        United Kingdom     26,458,365     43,073,584
      23,482 Japan Tobacco Inc.                Japan             104,978,612    140,763,459
     979,204 Reynolds American Inc.            United States      58,843,748     64,588,296
     397,539 Souza Cruz SA                     Brazil              7,323,228     10,761,797
                                                              -------------- --------------
                                                                 227,114,305    296,006,171
                                                              -------------- --------------

Total Common Stock and Other Equity Interests                  1,110,858,015  1,336,852,355
                                                              -------------- --------------

See Notes to Financial Statements.

WINTERGREEN FUND, INC.
STATEMENT OF INVESTMENTS
DECEMBER 31, 2007

 INDUSTRY
------------

 PRINCIPAL           SECURITY DESCRIPTION            COUNTRY         COST         FAIR VALUE
------------ ------------------------------------ ------------- --------------  --------------

SHORT-TERM INVESTMENTS -- 12.6%

MONEY MARKET DEPOSIT ACCOUNT -- NM
$     68,304 Citibank Money Market Deposit
               Account, 4.13%                     United States $       68,304  $       68,304
                                                                --------------  --------------

REPURCHASE AGREEMENTS -- 12.6%
 198,300,000 Citigroup Global Markets, dated
               12/31/07, 3.75%, to be repurchased
               on 01/02/08 at $198,341,313;
               collateralized by U.S. Government
               Agency Obligations                 United States    198,300,000     198,300,000
                                                                --------------  --------------

Total Short-Term Investments                                       198,368,304     198,368,304
                                                                --------------  --------------

Total Investments -- 97.2%                                       1,309,226,319*  1,535,220,659
                                                                --------------  --------------

Other Assets and Liabilities, Net -- 2.8%                                           44,432,336
                                                                                --------------

NET ASSETS - 100.0%                                                             $1,579,652,995
                                                                                ==============

----------------------------------------------
(a)Non-income producing security.
(b)Restricted, illiquid security priced at fair value. See Note 2.
(c)Affiliated Issuer. See Note 6.
(d)Non-unitized interest in a LLC that is treated as a partnership.

* Cost for Federal income tax purposes is $1,314,982,696 and net unrealized appreciation (depreciation) consists of:

            Gross Unrealized Appreciation              $242,075,743
            Gross Unrealized Depreciation               (21,837,780)
                                                       ------------
            Net Unrealized Appreciation (Depreciation) $220,237,963
                                                       ============

SELECTED ABBREVIATIONS
ADR  AmericanDepositary Receipt
NM    Lessthan 0.01%

                                             See Notes to Financial Statements.

WINTERGREEN FUND, INC.
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2007

ASSETS
     Investment in securities, at fair value:
        Unaffiliated issuers (Cost $1,076,481,273)                                    $1,301,508,904
        Affiliated issuers (Cost $34,445,046)                                             35,411,755
        Repurchase agreements (Cost $198,300,000)                                        198,300,000
                                                                                      --------------
     Investments, at fair value (Cost $1,309,226,319)                                                 1,535,220,659
     Cash denominated in foreign currencies (Cost $32,010,198)                                           32,453,500
     Unrealized gain on forward currency contracts                                                          188,250
     Unrealized gain on spot currency contracts                                                               5,197
     Receivables:
        Fund shares sold                                                                                 16,414,140
        Investment securities sold                                                                        3,911,249
        Interest and dividends                                                                            1,361,076
     Other assets                                                                                           980,821
     Prepaid expenses                                                                                        35,921
                                                                                                     --------------
Total Assets                                                                                          1,590,570,813
                                                                                                     --------------
LIABILITIES
     Payables:
        Investment securities purchased                                                                   4,830,325
        Fund shares redeemed                                                                              1,766,198
        Distributions of net investment income and capital gains                                          1,727,260
     Accrued Liabilities:
        Investment advisory fee                                                                           1,941,501
        Distribution fees                                                                                   348,992
        Compliance services fees                                                                             16,282
        Directors' and officers' fees and expenses                                                            5,636
        Other expenses                                                                                      281,624
                                                                                                     --------------
Total Liabilities                                                                                        10,917,818
                                                                                                     --------------
NET ASSETS                                                                                           $1,579,652,995
                                                                                                     ==============
COMPONENTS OF NET ASSETS
     Paid-in capital                                                                                 $1,356,819,071
     Accumulated undistributed (distributions in excess of) net investment income                        (5,877,240)
     Net realized gain (loss) on investments, securities sold short, and foreign
      currency transactions                                                                               2,036,297
     Unrealized appreciation (depreciation) of investments and foreign currency
      translations                                                                                      226,674,867
                                                                                                     --------------
NET ASSETS                                                                                           $1,579,652,995
                                                                                                     ==============
NET ASSET VALUE AND OFFERING AND REDEMPTION PRICE PER SHARE
Based on net assets of $1,579,652,995 and 108,297,956 shares outstanding
 (1,000,000,000 shares authorized)                                                                   $        14.59
                                                                                                     ==============

See Notes to Financial Statements.

WINTERGREEN FUND, INC.
STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2007

INVESTMENT INCOME
     Dividend income (Net of foreign withholding taxes of $1,454,100)     $ 22,346,418
     Dividend income from affiliated issuer                                    212,890
     Interest income                                                         7,335,457
                                                                          ------------
Total Investment Income                                                     29,894,765
                                                                          ------------
EXPENSES
     Investment advisory fee                                                15,314,755
     Distribution fees                                                       1,551,621
     Administrator fees                                                        576,482
     Transfer agency fees                                                      354,000
     Professional fees                                                         251,360
     Custodian fees                                                            143,743
     Registration fees                                                         139,952
     Compliance services fees                                                  139,821
     Directors' and officers' fees and expenses                                139,167
     Accounting fees                                                           123,743
     Dividend expenses on securities sold short                                 44,062
     Miscellaneous expenses                                                    139,365
                                                                          ------------
Total Expenses                                                              18,918,071
                                                                          ------------
NET INVESTMENT INCOME                                                       10,976,694
                                                                          ------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS, SECURITIES SOLD SHORT,
  AND FOREIGN CURRENCY TRANSACTIONS
Realized Gain (Loss) on:
     Unaffiliated investments                                                7,824,023
     Securities sold short                                                  (1,441,051)
     Foreign currency transactions                                          (1,830,643)
                                                                          ------------
Net Realized Gain                                                            4,552,329
                                                                          ------------
Change in Unrealized Appreciation/Depreciation on:
     Unaffiliated investments                                              164,860,966
     Affiliated investments                                                 (5,619,814)
     Foreign currency translations                                             678,140
                                                                          ------------
Net Change in Unrealized Appreciation/Depreciation                         159,919,292
                                                                          ------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS, SECURITIES SOLD SHORT,
  AND FOREIGN CURRENCY TRANSACTIONS                                        164,471,621
                                                                          ------------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                          $175,448,315
                                                                          ============

                                             See Notes to Financial Statements.

WINTERGREEN FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS

                                                         For the Year Ended For the Year Ended
                                                         December 31, 2007  December 31, 2006
                                                         ------------------ ------------------
OPERATIONS
   Net investment income                                   $   10,976,694      $  3,365,208
   Net realized gain (loss)                                     4,552,329        (1,021,938)
   Net change in unrealized appreciation/depreciation         159,919,292        66,014,920
                                                           --------------      ------------
Increase in Net Assets Resulting from Operations              175,448,315        68,358,190
                                                           --------------      ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income                                      (14,954,889)       (2,805,268)
   Net realized gain                                           (3,950,112)               --
                                                           --------------      ------------
Total Distributions to Shareholders                           (18,905,001)       (2,805,268)
                                                           --------------      ------------
CAPITAL SHARE TRANSACTIONS
   Proceeds from sale of shares                             1,091,056,558       505,244,604
   Proceeds from reinvestment of distributions                 16,753,466         2,688,922
   Cost of redemption of shares                              (281,176,973)      (32,069,016)
   Redemption fees                                                323,936            31,368
                                                           --------------      ------------
Increase from Capital Share Transactions                      826,956,987       475,895,878
                                                           --------------      ------------
Increase in Net Assets                                        983,500,301       541,448,800
NET ASSETS
   Beginning of Year                                          596,152,694        54,703,894
                                                           --------------      ------------
   End of Year (includes distributions in excess of net
     investment income of $(5,877,240) and $(68,402),
     respectively)                                         $1,579,652,995      $596,152,694
                                                           ==============      ============
SHARE TRANSACTIONS
   Sale of shares                                              79,336,571        46,172,312
   Reinvestment of distributions                                1,172,005           236,772
   Redemption of shares                                       (21,023,396)       (2,941,860)
                                                           --------------      ------------
Increase in Shares                                             59,485,180        43,467,224
                                                           ==============      ============

See Notes to Financial Statements.

WINTERGREEN FUND, INC
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2007

NOTE 1. ORGANIZATION

Wintergreen Fund, Inc. (the "Fund") is registered as an open-end, diversified management investment company under the Investment Company Act of 1940 (the "Act"), as amended. The Fund was organized as a Maryland corporation on May 5, 2005 and commenced operations on October 17, 2005. The Fund is authorized to issue one billion shares of beneficial interest with $0.001 per share par value. The Fund seeks capital appreciation and may invest in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of the United States.

NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following summarizes the significant accounting policies of the Fund:

SECURITY VALUATION -- Securities traded or dealt on one or more securities exchange (whether domestic or foreign) and not subject to restrictions against resale shall be valued (i) at the last quoted sale price or, in the absence of a sale, (ii) at the mean of the last bid and asked price. For securities traded or dealt on more than one exchange, or on one or more exchanges and on the over-the-counter market, quotations from the market in which the security is primarily traded are used. Securities not traded or dealt on any securities exchange for which over-the-counter market quotations are readily available generally shall be valued at the mean of the current bid and asked price. Money market instruments that mature in 60 days or less may be valued at amortized cost.

Securities are valued at fair value, in accordance with procedures adopted by the Fund's Board of Directors (the "Board") when 1) market quotations are insufficient or not readily available; 2) prices or values available do not represent fair value in the judgment of the Fund's investment manager; 3) securities are determined to be illiquid; or 4) the values have been affected by events occurring before the Fund's pricing time (generally 4:00 p.m. Eastern
Time) but after the close of the securities' primary markets.

As of December 31, 2007, Current Group, LLC (formerly Current Communications Group, LLC) is a restricted, illiquid security priced at fair value as determined by the Board's Valuation Committee pursuant to the Fund's valuation procedures. This security has an acquisition date of December 28, 2006. At December 31, 2007, the fair value of this security amounts to $6,407,680, which represents 0.4% of net assets and has a current cost of $20,100,000.

SECURITY TRANSACTIONS, INVESTMENT INCOME, AND REALIZED GAIN LOSS -- Investment transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date. Dividend income is recorded net of unrecoverable withholding tax. Interest income is recorded on the accrual basis. Identified cost of investments sold is used to determine the gain and loss for both financial statement and federal income tax purposes.

FOREIGN CURRENCIES -- Foreign currency amounts are translated into U.S. dollars based on the foreign exchange rate in effect at the close of the NYSE (generally 4:00 pm Eastern Time) at the date of valuation. If no sale is reported at that time, the foreign currency will be valued at the most recent bid price. The portion of the results of operations arising from changes in the foreign exchange rates on investments and the portion due to fluctuations arising from changes in the market prices of securities held are not isolated. Such fluctuations are included with net realized and unrealized gain or loss from investments.

WINTERGREEN FUND, INC
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2007


Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

FORWARD CURRENCY CONTRACTS -- The Fund may enter into transactions to purchase or sell foreign currencies to protect the U.S. dollar value of the underlying portfolio securities against the effect of possible adverse movements in foreign exchange rates. Foreign currency transactions involve certain costs and risks. The Fund incurs foreign exchange expenses in converting assets from one currency to another. Forward contracts involve a risk of loss if the Investment Manager (as defined in Note 3) is inaccurate in predicting currency movements. The projection of short-term currency market movements is extremely difficult and the successful execution of a short-term hedging strategy is highly uncertain. The precise matching of forward contract amounts and the value of the securities involved is generally not possible. Accordingly, it may be necessary for the Fund to purchase additional foreign currency if the fair value of the security is less than the amount of the foreign currency the Fund is obligated to deliver under the forward contract and the decision is made to sell the security and make delivery of the foreign currency. The use of forward contracts as a hedging technique does not eliminate fluctuations in the prices of the underlying securities the Fund owns or intends to acquire, but it does fix a rate of exchange in advance. Although forward contracts can reduce the risk of loss due to a decline in the value of the hedged currencies, they also limit any potential gain that might result from an increase in the value of the currencies. These instruments involve market risk, credit risk, or both kinds of risks, in excess of the amount recognized in the Statement of Assets and Liabilities.

Market risk of derivative financial instruments is the potential for changes in the fair value due to market changes, including interest and foreign exchange rate movements, and fluctuations in security prices. Credit risk is the possibility that a loss may occur due to the failure of a counterparty to perform according to the terms of a contract. Credit risk is limited to amounts recorded by the Fund as assets. Realized gain or loss includes net gain or loss on transactions that have terminated by settlement or by the Fund entering into offsetting commitments with the same counterparty. The Fund's Investment Manager (as defined in Note 3) is responsible for determining the value of the underlying collateral (See Note 7).

RESTRICTED SECURITIES -- The Fund may invest in restricted debt and equity securities which cannot be offered for public sale without first being registered under the Securities Act of 1933. To the extent the Fund purchases securities which are restricted as to resale, the Fund may incur additional risks and costs. Restricted securities may be particularly difficult to value, their disposition may require greater effort and expense than more liquid securities, and the Fund may incur costs in connection with the registration of restricted securities in order to dispose of such securities. These securities are typically purchased under Rule 144A of the Securities Act of 1933.

On December 28, 2006, the Fund contributed $20,100,000 for a limited liability member interest in Current Group, LLC and entered into a registration rights agreement with respect to shares of common stock into

WINTERGREEN FUND, INC
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2007

which their interests may be converted. These registration rights include
(1) two demand registrations commencing after the earlier of (A) the fifth anniversary of the date of the registration rights agreement and (B) the first anniversary of the consummation of an initial public offering ("IPO") of Current Group, LLC common stock, (2) three Form S-3 registration demands commencing after the first anniversary of the consummation of an IPO and
(3) unlimited "piggyback" registrations commencing following the consummation of an IPO. No quoted market price exists for the Fund's interest in Current Group, LLC. The Fund's interest has been valued in accordance with procedures adopted by the Fund's Board. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near-term, and the difference could be material.

SECURITIES SOLD SHORT -- The Fund may sell a security short to increase investment returns based on the anticipation of a decline in the fair value of a security. A short sale is a transaction in which the Fund sells a security that it does not own. To complete the transaction, the Fund must borrow the security in order to deliver it to the buyer. The Fund must replace the borrowed security by purchasing it at market price at a future time of replacement. The price may be higher or lower than the price at which the Fund sold the security.

The Fund incurs a loss from a short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund realizes a profit if the price of the security declines between those dates. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale.

Until the Fund replaces the borrowed security, the Fund will maintain a segregated account with the custodian, holding cash and/or long securities to sufficiently cover its short position on a daily basis. Dividends paid on securities sold short are recorded as an expense on the Fund's records. As of December 31, 2007, there were no short securities.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions to shareholders of net investment income are intended to be made twice each year and net capital gains, if any, are declared and paid at least annually. The amount of distribution will vary, and there is no guarantee the Fund will pay either income dividends or a capital gain distribution. Distributions are based on amounts calculated in accordance with applicable Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are due primarily to differing treatments of income and gain on various investment securities held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. The Fund records distributions on its books on the ex-dividend date.

FEDERAL TAXES -- The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute all its taxable income. Income and gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Therefore, no Federal income or excise tax provision is required.

REPURCHASE AGREEMENTS -- The Fund may invest in repurchase agreements. The Fund, through its custodian, receives delivery of the underlying collateral, whose fair value exceeds or equals the repurchase

WINTERGREEN FUND, INC
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2007

price plus expected transaction costs. In the case of a tri-party agreement, the collateral is held by an agent bank. The Fund's Investment Manager (as defined in Note 3) is responsible for determining the value of the underlying collateral. In the event of default, the Fund may have difficulties with the disposition of any such securities held as collateral.

CONTRACTUAL OBLIGATIONS -- The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had any prior claims or losses pursuant to these contracts. Fund management has reviewed the Fund's existing contracts and expects the risk of loss to be remote.

REDEMPTION FEE -- The Fund will generally charge a redemption fee of 2.00% of the net asset value of shares redeemed if the shares are sold within 60 calendar days of their purchase. The fee is charged for the benefit of the remaining shareholders and is paid to the Fund to help offset future transaction costs. To calculate redemption fees, the Fund uses the first-in, first-out method to determine the holding period. Under this method, the date of redemption is compared with the earliest purchase date of the shares held in the account. The fee is accounted for as paid-in capital.

USE OF ESTIMATES -- These financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increase and decrease in net assets from operations during the fiscal period. Actual amounts could differ from those estimates.

NEW ACCOUNTING PRONOUNCEMENTS -- In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement No. 109". FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, "Accounting for Income Taxes". This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective on the last business day of the first required financial reporting period for fiscal years beginning after December 15, 2006. Management has concluded that as of December 31, 2007, there are no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure.

In September 2006, Statement of Financial Accounting Standards No. 157, FAIR VALUE MEASUREMENTS ("SFAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosure about fair value measurements. Fund management is currently evaluating the impact that adopting SFAS 157 will have on financial statement disclosures, and has not at this time determined the impact, if any, resulting from the adoption of SFAS 157 on financial statements.

WINTERGREEN FUND, INC
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2007


NOTE 3. INVESTMENT ADVISORY FEES, SERVICING FEES, AND OTHER TRANSACTIONS WITH RELATED PARTIES

INVESTMENT MANAGER -- Wintergreen Advisers, LLC (the "Investment Manager") is the investment manager to the Fund. Pursuant to an Investment Advisory Agreement, the Investment Manager receives an investment advisory fee from the Fund at an annual rate of 1.50% of the Fund's average daily net assets.

ADMINISTRATION AND OTHER SERVICES -- Citi Fund Services, LLC ("Citi") (formerly Citigroup Fund Services, LLC) provides administration, portfolio accounting, and transfer agency services to the Fund.

DISTRIBUTION -- Foreside Fund Services, LLC is the Fund's distributor (the "Distributor"). The Distributor is not affiliated with the Investment Manager, Citi, or its affiliated companies. The certifying officer of the Fund is also a principal of the Distributor. Under a Distribution Plan adopted pursuant to Rule 12b-1 under the Act, the Fund reimburses the Distributor for fees paid to various financial institutions, including the Investment Manager, for distribution and shareholder services rendered to the Fund in an amount up to 0.25% of the average daily net assets. For the year ended December 31, 2007, the Distributor was reimbursed $1,551,621 for distribution fees.

COMPLIANCE SERVICES -- Under a Compliance Services Agreement with the Fund, the Distributor provided a Chief Compliance Officer, President, Treasurer, Anti-Money Laundering Officer as well as additional compliance services ("Compliance Services") to the Fund until December 3, 2007. Since December 4, 2007, Compliance Services have been provided by Foreside Compliance Services, LLC ("FCS"), an affiliate of the Distributor, pursuant to a Compliance Services Agreement between FCS and the Fund. Neither the Distributor nor FCS has any role in determining the Fund's investment policies or which securities are to be purchased or sold by the Fund.

FUND OFFICERS -- Certain officers of the Fund are also directors, officers or employees of the Investment Manager, Citi, or the Distributor.

NOTE 4. WAIVER OF FEES

The Investment Manager has voluntarily agreed to waive fees so that total annual operating expenses do not exceed 1.95% of the average daily net assets. This voluntary waiver may be reduced or eliminated at any time. For the year ended December 31, 2007, the Investment Manager did not waive any fees.

NOTE 5. SECURITY TRANSACTIONS

The cost of purchases and the proceeds from sales of investment securities (including maturities), other than short-term investments and U.S. government obligations were $847,301,112 and $150,045,280, respectively, for the year ended December 31, 2007.

NOTE 6. AFFILIATED ISSUERS

Under section 2(a)(3) of the Investment Company Act of 1940, a portfolio company is defined as affiliated if a Fund owns five percent or more of its voting stock.

WINTERGREEN FUND, INC
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2007


Investments in affiliated companies for the Fund as of December 31, 2007, were as shown below:

                    Number
                  of shares                          Number
                  held as of                        of shares  Fair value             Realized
                  beginning    Gross      Gross      held at     at end    Investment  capital
 Name of issuer    of year   additions  reductions end of year  of year      income   gain/loss
----------------- ---------- ---------- ---------- ----------- ----------- ---------- ---------
Consolidated --
  Tomoka Land Co.  540,604   $1,891,839     $0       564,961   $35,411,755  $212,890     $0

NOTE 7. FORWARD CURRENCY CONTRACTS

The net gain on these contracts is not treated as a realized gain since each contract has a different counterparty.

As of December 31, 2007, the Fund had the following forward currency contracts outstanding:

                                    Contract      Fair      Net unrealized
                       Settlement    amount       value      gain (loss)
         Contracts        date       (USD)        (USD)         (USD)
     ------------      ---------- -----------  -----------  --------------
     TO SELL:
     658,000,000 JPY    05/20/08  $ 6,043,905  $ 5,995,463     $ 48,442
     TO BUY:
     (658,000,000) JPY  05/20/08   (5,855,655)  (5,995,463)     139,808
                                  -----------  -----------     --------
     Net Value of
     Outstanding
     Contracts                        188,250           --      188,250
                                  ===========  ===========     ========

NOTE 8. FEDERAL TAX INFORMATION

As of December 31, 2007, distributable earnings on a tax basis were as follows:

                   Undistributed
       Unrealized    Long-Term    Undistributed  Capital and
      Appreciation     Gain      Ordinary Income Other Losses    Total
      ------------ ------------- --------------- ------------ ------------
      $220,918,490  $2,036,297     $2,801,458    $(2,922,324) $222,833,921

For tax purposes, the current year post-October currency loss was $2,728,877. This loss will be recognized for tax purposes on the first business day of the Fund's next year.
--------------------------------------------------------------------------------
JPY-- Japanese Yen

WINTERGREEN FUND, INC.
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2007


The tax character of distributions paid during 2007 and 2006 were as follows:

                                           2007        2006
                                        ----------- ----------
                 Ordinary Income        $14,954,889 $2,805,268
                 Long-Term Capital Gain   3,950,112         --

On the Statement of Assets and Liabilities, as a result of permanent book to tax differences, certain amounts have been reclassified for the year ended December 31, 2007. The following reclassification was primarily due to the result of currency gain/loss amounts and has no impact on the net assets of the
Fund:

                 Accumulated Net Investment Income $(1,830,643)
                 Undistributed Net Realized Gain     1,830,643

The Fund files U.S. Federal and New Jersey State tax returns. The 2005 through 2007 tax years generally remain subject to examination by U.S. Federal and New Jersey State tax authorities.

NOTE 9. OTHER INFORMATION

On December 31, 2007, one shareholder account held approximately 33% of the outstanding shares of the Fund. This account is an omnibus account held on behalf of several thousand underlying shareholders.

NOTE 10. SUBSEQUENT EVENT

Effective February 19, 2008, U.S. Bancorp Fund Services, LLC will provide administration, portfolio accounting, and transfer agency services to the Fund.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Directors of Wintergreen Fund, Inc.:

We have audited the accompanying statement of assets and liabilities of Wintergreen Fund, Inc. (the "Fund"), including the statement of investments, as of December 31, 2007, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the two years in the period then ended and for the period from October 17, 2005 (commencement of operations) through December 31, 2005. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2007, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Wintergreen Fund, Inc. as of December 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the two years in the period then ended and for the period from October 17, 2005 (commencement of operations) through December 31, 2005, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

Philadelphia, Pennsylvania
February 25, 2008

WINTERGREEN FUND, INC.
ADDITIONAL INFORMATION
DECEMBER 31, 2007 (Unaudited)

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

Prior to the meeting of the Board of Directors held on September 24, 2007, the Directors met in an executive session to consider the approval of the continuance of the investment advisory agreement of the Fund (the "Advisory Agreement"). Prior to the meeting, the Directors were provided with materials, including the following: (i) a memorandum from Fund counsel setting out the responsibilities of the Directors in relation to approving the continuance of the Advisory Agreement, (ii) a memorandum from the Investment Manager providing certain information requested by the board pursuant to section 15(c) of the Investment Company Act of 1940, as amended, such as, expense information, performance information, compliance information and other information comparing the Fund to other accounts managed by the Investment Manager, (iii) a memorandum from an independent consultant, comparing the Fund's performance and expense ratio to other similarly situated investment companies, a list of which was compiled by the independent consultant, (iv) the Investment Manager's ADV
Part II, (v) the Investment Manager's organizational chart and (v) the Investment Manager's compliance manual. Fund counsel reminded the board that it was the duty of the Directors to request and evaluate such information as may be reasonably necessary to evaluate the terms of the Advisory Agreement. In reaching their determinations relating to approval of the Advisory Agreement, the Directors consider all factors they believed relevant including:

        1.the nature, extent, and quality of investment, and other services to be rendered by the Investment Manager;

        2.payments to be received by the Investment Manager from all services in respect of the Fund;

        3.comparative fee, performance and expense data for the Fund and other investment companies with similar investment objectives;

        4.the extent to which economies of scale may be realized as the Fund grows and whether fee levels reflect these economies of scale for the benefit of investors;

        5.The Investment Manager's policies and practices regarding allocation of portfolio transactions of the Fund, including the extent to which the Investment Manager may benefit from soft dollar arrangements;

        6.fall-out benefits which the Investment Manager and its affiliates may receive from their relationships to the Fund;

        7.information about fees charged by the Investment Manager to other clients with similar investment objectives;

        8.the professional experience and qualifications of the Fund's portfolio manager and other senior personnel of the Investment Manager;

        9.profitability of the Investment Manager; and

       10.the terms of the Advisory Agreement.

WINTERGREEN FUND, INC.
ADDITIONAL INFORMATION
DECEMBER 31, 2007 (Unaudited)


The Directors also considered their overall confidence in the integrity and competence of the Investment Manager. In their deliberations, the Directors did not identify any particular information that was all-important or controlling, and each Director attributed different weights to the various factors. The Directors determined that the overall arrangements between the Fund and the Investment Manager, as provided in the Advisory Agreement, were fair and reasonable in light of the services performed, expenses expected to be incurred, and such other matters as the Directors considered relevant in the exercise of their reasonable judgment.

The material factors and conclusions that formed the basis for the Directors' reaching their determinations to approve the Advisory Agreement (including their determinations that the Investment Manager should continue to be the Investment Manager for the Fund, and that the fees payable to the Investment Manager pursuant to the Advisory Agreement continue to be appropriate) were separately discussed by the Directors.

NATURE, EXTENT, AND QUALITY OF SERVICES PROVIDED BY THE INVESTMENT MANAGER -- The Directors noted that, under the Advisory Agreement, the Investment Manager, subject to the control of the Directors, administers the Fund's business and other affairs. The Directors also noted that the Investment Manager manages the investment of the assets of the Fund, including making purchases and sales of portfolio securities consistent with the Fund's investment objective and policies.

The Directors considered the scope and quality of services provided by the Investment Manager under the Advisory Agreement. The Directors considered the cyclical nature of value investing, the quality of the investment research capabilities of the Investment Manager, the other resources it dedicates to performing services for the Fund, and the active management style of the Investment Manager. The Directors also considered Mr. Winter's experience, reputation, and investment philosophy. The quality of administrative and other services also were considered.

The Directors concluded that the nature of the services provided by the Investment Manager continues to be satisfactory.

INVESTMENT ADVISORY FEE PAID BY AND PERFORMANCE OF THE FUND -- The Directors considered the advisory fee rate paid by the Fund to the Investment Manager and the performance of the Fund.

The Directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. They also recognized that when comparing the performance of the Fund to the performance of comparable funds, it is important to take factors such as size, risk management, and the age of the Fund into account. The Directors noted that because the Fund recently commenced operations, it had a large percentage of cash in its portfolio during 2005 and 2006, which impacted the Fund's performance. The Directors concluded that the advisory fee rate, taking into account performance and the other factors mentioned above, was in line with other comparable funds. The Directors also considered that the advisory fee was at the same level as the fees charged by the Investment Manager to its other client accounts.

POSSIBLE ECONOMIES OF SCALE -- The Directors considered whether the fee was reasonable in light of the fact that the Fund's assets had grown considerably since inception. The Directors determined that even though the assets of the Fund had grown, based on (i) the manner in which the Investment Manager actively managed

WINTERGREEN FUND, INC.
ADDITIONAL INFORMATION
DECEMBER 31, 2007 (Unaudited)

the assets of the Fund, (ii) the research-driven investment style and strategy of the Fund, (iii) the experience, reputation, and investment philosophy of the portfolio manager of the Investment Manager, and (iv) the positive reaction of the market to the Fund and the Investment Manager, the fee continued to be reasonable.

In addition, the Directors noted that although the Fund's contractual management fee did not include breakpoints, it recognized that the Investment Manager has implemented a management fee waiver to keep total expenses capped at a percentage generally in line with the median total expenses of a peer group of funds, thereby achieving an effect similar to the effect of breakpoints in the management fee structure.

OTHER FUND EXPENSES -- The Directors also considered the total expense ratio of the Fund in comparison to the expenses of the funds included in the comparison.

The Directors noted that (i) the expenses paid by the Fund were customary in the mutual fund industry, and additionally, the Fund is a no-load fund and as such Fund shareholders do not pay sales charges common to many other Funds and
(ii) the expense ratios of some of the comparable funds were lower because of waivers or reimbursements by those funds' investment advisers, which in some cases were voluntary and perhaps temporary. The Directors concluded that the Fund's expense ratio was satisfactory.

INVESTMENT MANAGER PROFITABILITY -- The Directors noted that the Investment Manager provides the Fund with office space, administrative and other services (exclusive of, and in addition to, any such services provided by any others retained by the Fund), and executive and other personnel as are necessary for the Fund's operations. The Directors considered that the Investment Manager also pays all of the compensation of the officers of the Fund that are affiliated persons of the Investment Manager, pays a portion of the insurance costs, and paid the total cost of the organization of the Fund (without reimbursement). It was also noted that the Investment Manager does not receive many of the "fall-out" benefits commonly received by managers of mutual funds that provide transfer agency, distribution, or printing services in-house. The Directors also considered that the Investment Manager pays a percentage of the platform fees paid to dealers that place the Fund on their platform, and that as the shareholder base grows, the portion of such fees paid by the Investment Manager shall also grow. The Directors also noted that the Investment Manager waived all of the advisory fees payable by the Fund in 2005, and a portion of the fees payable in 2006. The Directors considered the expenses of the Investment Manager and the services provided by the Investment Manager and determined that the Investment Manager was moderately profitable based on the expenses.

WINTERGREEN FUND, INC.
ADDITIONAL INFORMATION
DECEMBER 31, 2007 (Unaudited)


PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio and the Fund's proxy voting record for the most recent twelve-month period ended
June 30, 2007 are available, without charge and upon request, by calling
(888) GOTOGREEN (888-468-6473), visiting the Fund's website at www.wintergreenfund.com, or on the SEC's website at www.sec.gov.

AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULES

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available, without charge and upon request, by calling (888) GOTOGREEN (888-468-6473), on the SEC's website at www.sec.gov, or may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling
(800) SEC-0330.

SHAREHOLDER EXPENSES EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The following example is based on $1,000 invested at the beginning of the period and held for the entire period from July 1, 2007 through December 31, 2007.

ACTUAL EXPENSES -- The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES -- The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

WINTERGREEN FUND, INC.
ADDITIONAL INFORMATION
DECEMBER 31, 2007 (Unaudited)


Please note that expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

                                    Beginning        Ending        Expenses
                                  Account Value   Account Value   Paid During
                                  July 1, 2007  December 31, 2007   Period*
                                  ------------- ----------------- -----------
   Actual Return                    $1,000.00       $1,099.84        $9.84
   Hypothetical Return (5% return
     before expenses)               $1,000.00       $1,015.83        $9.45
----------------------------------------------
* As expressed below, expenses are equal to the Fund's annualized expense ratio of 1.86%, multiplied by the average account value over the period, multiplied by the number of days in most recent fiscal half-year/365 to reflect the half-year period.

                                                        Number of Days in Most
            Fund's Annualized      Average Account      Recent Fiscal Half Year
 Expenses =   Expense Ratio   X Value Over the Period X -----------------------
                                                                  365

FEDERAL TAX STATUS OF DIVIDENDS DECLARED DURING THE TAX YEAR

INCOME DIVIDENDS -- All the income and any short-term capital gain dividends paid by the Fund were ordinary income for Federal income tax purposes. The Fund designates 50.02% of its ordinary income distributions as qualifying for the corporate dividends-received deduction, 23.29% for the qualifying interest income exempt from U. S. tax for foreign shareholders and 100% for the qualified dividend rate as defined in section 1(h)(1) of the Internal Revenue Code.

CAPITAL GAIN DIVIDENDS -- The Fund paid long-term capital gain dividends of $3,950,112 for the tax year ended December 31, 2007.

SPECIAL 2007 TAX INFORMATION

The Fund elects in accordance with Section 853 of the Internal Revenue Code to pass through to its shareholders the credit for taxes paid in foreign countries during its fiscal year ended December 31, 2007. In accordance with the current tax laws, the foreign source income and foreign taxes are $15,479,481 and $638,622, respectively.

WINTERGREEN FUND, INC.
ADDITIONAL INFORMATION
DECEMBER 31, 2007 (Unaudited)


DIRECTORS AND OFFICERS OF THE FUND

The Board is responsible for managing the Fund's business affairs and exercising all the Fund's powers except those reserved for shareholders. The following tables give information about each Board member and the senior officers of the Fund. Mr. Keffer is considered an Interested Board Member due to his affiliation with the Distributor within the past two years. Each Director and officer holds office until the person resigns, is removed, or replaced. Unless otherwise noted, the persons have held their principal occupations for more than five years. The Fund's Statement of Additional Information includes additional information about the Directors and is available, without charge and upon request, by calling (888) GOTOGREEN (888-468-6473).

                                LENGTH
        NAME,                   OF TIME        PRINCIPAL OCCUPATION(S)              OTHER
YEAR BORN AND ADDRESS POSITION  SERVED           DURING PAST 5 YEARS         DIRECTORSHIPS SERVED
-------------------------------------------------------------------------------------------------
INDEPENDENT DIRECTORS
Edward Prendeville    Director Since 2005 President, Train Collectors                None
Year Born: 1951                           Warehouse, Inc. since prior to
333 Route 46 West,                        1999.
Suite 204
Mountain Lakes,
NJ 07046
-------------------------------------------------------------------------------------------------
Nathan Adler          Director Since 2005 Retired. Consultant, Ernst & Young         None
Year Born: 1938                           2000-2003; Partner, Ernst & Young
333 Route 46 West,                        1972-2000.
Suite 204
Mountain Lakes,
NJ 07046
-------------------------------------------------------------------------------------------------
Bradden Backer        Director Since 2005 Of Counsel, Friebert, Finerty &            None
Year Born: 1957                           John, S.C (law firm) since 2004;
333 Route 46 West,                        Shareholder, Godfrey & Kahn, S.C
Suite 204                                 (law firm) 1982-2004.
Mountain Lakes,
NJ 07046
-------------------------------------------------------------------------------------------------
John Wakely           Director Since 2005 Owner of L&B Advisors (Luxury              None
Year Born: 1957                           goods and beverage sector
333 Route 46 West,                        consultants) since 2003; Managing
Suite 204                                 Director of Equity Research,
Mountain Lakes,                           Lehman Brothers, London 1989-
NJ 07046                                  2003.
-------------------------------------------------------------------------------------------------

WINTERGREEN FUND, INC.
ADDITIONAL INFORMATION
DECEMBER 31, 2007 (Unaudited)

                                      LENGTH
        NAME,                         OF TIME          PRINCIPAL OCCUPATION(S)                OTHER
YEAR BORN AND ADDRESS    POSITION     SERVED             DURING PAST 5 YEARS           DIRECTORSHIPS SERVED
-----------------------------------------------------------------------------------------------------------
INTERESTED DIRECTORS
John Y. Keffer        Director       Since 2005 President, Forum Foundation (a          Forum Funds
Year Born: 1942                                 charitable organization) since 2005;    (registered
333 Route 46 West,                              President, Forum Trust, LLC (a          investment
Suite 204                                       non-depository trust company)           company); Monarch
Mountain Lakes,                                 since 1997; President, Citi Fund        Funds (registered
NJ 07046                                        Services, LLC ("Citi") 2003-2005;       investment
                                                President, Forum Financial Group,       company)
                                                LLC ("Forum") (a fund services
                                                company acquired by Citibank,
                                                N.A.) 1999-2003.
-----------------------------------------------------------------------------------------------------------
OFFICERS
Simon D. Collier      President/     Since 2005 President of Foreside Financial         None
Year Born: 1961       Treasurer                 Group LLC ("FFG"), (financial
Two Portland Square                             services firm), the parent of the
Portland, ME 04101                              Distributor, and holds various
                                                officer positions of FFG
                                                subsidiaries, 2005 to present;
                                                President, Foreside Services, Inc.
                                                (staffing services firm), an affiliate
                                                of the Distributor, 2006 to present;
                                                Chief Operating Officer and
                                                Managing Director, Global Fund
                                                Services, Citigroup 2003-2005;
                                                Managing Director, Global
                                                Securities Services for Investors,
                                                Citibank, N.A. 1999-2003.
                                                Mr. Collier serves as an officer to
                                                other unaffiliated mutual funds or
                                                closed-end funds for which the
                                                Distributor or its affiliates, act as
                                                distributor or provider of other
                                                services.
-----------------------------------------------------------------------------------------------------------
David J. Winters      Executive Vice Since 2005 Managing Member, Wintergreen            None
Year Born: 1962       President                 Advisers, LLC since 2005;
333 Route 46 West,                              President and Chief Investment
Suite 204                                       Officer, Franklin Mutual Advisers,
Mountain Lakes,                                 LLC 2001-2005; Director of
NJ 07046                                        Research, Franklin Mutual
                                                Advisers, LLC in 2000. Member of
                                                Management Team, Franklin
                                                Mutual Advisers, LLC 1987-2005.
-----------------------------------------------------------------------------------------------------------

WINTERGREEN FUND, INC.
ADDITIONAL INFORMATION
DECEMBER 31, 2007 (Unaudited)

                                        LENGTH
        NAME,                           OF TIME          PRINCIPAL OCCUPATION(S)              OTHER
YEAR BORN AND ADDRESS     POSITION      SERVED             DURING PAST 5 YEARS         DIRECTORSHIPS SERVED
-----------------------------------------------------------------------------------------------------------
Elizabeth N. Cohernour Executive Vice Since 2005   Chief Operating Officer of                  None
Year Born: 1950        President/                  Wintergreen Advisers, LLC since
333 Route 46 West,     Secretary                   2005; President of ENC Consulting,
Suite 204                                          Inc., 2002-2005.
Mountain Lakes,
NJ 07046
-----------------------------------------------------------------------------------------------------------
Steven Graff           Vice President Since 2005   Business Operations and                     None
Year Born: 1973                                    Technology, Wintergreen Advisers,
333 Route 46 West,                                 LLC. Production Services Manager,
Suite 204                                          Franklin Mutual Advisers, LLC
Mountain Lakes,                                    2003-2005, Information
NJ 07046                                           Technology, Franklin Mutual
                                                   Advisers, LLC 1996-2003.
-----------------------------------------------------------------------------------------------------------
Anthony DiGioia        Vice President Since 2006   Portfolio Operations, Wintergreen           None
Year Born: 1974                                    Advisers, LLC. Manager of
333 Route 46 West,                                 Investment Operations, Franklin
Suite 204                                          Templeton Investments 2004-
Mountain Lakes,                                    2005. Assistant Vice President
NJ 07046                                           Mutual Funds Custody
                                                   Administration, Bank of New York
                                                   1998-2004.
-----------------------------------------------------------------------------------------------------------
Leslie K. Klenk        Chief          December     Director, Foreside Compliance               None
Year Born: 1964        Compliance     2006-present Services, LLC (mutual fund
Two Portland Square    Officer                     compliance services provider) since
Portland, ME 04101                                 November 2006; Chief Compliance
                                                   Officer, Ironwood Series Trust
                                                   (mutual fund) since November
                                                   2006; Chief Compliance Officer,
                                                   Sound Shore Fund, Inc. (mutual
                                                   fund) since November 2006; Senior
                                                   Vice President and Counsel, Citi
                                                   (mutual fund services provider)
                                                   (April 1998 through October 2006).
-----------------------------------------------------------------------------------------------------------

                            WINTERGREEN FUND, INC.

                             FOR MORE INFORMATION

                              INVESTMENT MANAGER
                           Wintergreen Advisers, LLC
                         333 Route 46 West, Suite 204
                       Mountain Lakes, New Jersey 07046

                                TRANSFER AGENT
                        U.S. Bancorp Fund Services, LLC
                                 P.O. Box 701
                        Milwaukee, Wisconsin 53201-0701

                                  DISTRIBUTOR
                          Foreside Fund Services, LLC
                        Two Portland Square, 1st Floor
                             Portland, Maine 04101
                               www.foresides.com

                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
                             Deloitte & Touche LLP
                              1700 Market Street
                                  26th Floor
                       Philadelphia, Pennsylvania 19103

                                 LEGAL COUNSEL
                              Seward & Kissel LLP
                            One Battery Park Plaza
                           New York, New York 10004

                            WINTERGREEN FUND, INC.
                                 P.O. Box 701
                        Milwaukee, Wisconsin 53201-0701
                                (888) GOTOGREEN
                                (888-468-6473)
                            www.wintergreenfund.com

This report is submitted for the general information of the shareholders of the
  Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund's risks, objectives, fees and expenses, experience of its management and other information.

                                   WGRPANNU

ITEM 2. CODE OF ETHICS.

As of the end of the period, December 31, 2007, Wintergreen Fund, Inc. (the "Registrant") has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Principal Executive Officer and Principal Financial
Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

At a regular meeting of the Board of Directors held on September 12, 2005, the Board determined that Nathan Adler, an independent Director, qualified as an "Audit Committee financial expert" to serve on the Audit Committee. At the September 12, 2005 meeting, the Board also determined that Mr. David Londoner, another independent Director, also qualified as an "Audit Committee financial expert" to serve on the Audit Committee. Mr. Londoner resigned as a Director as of February 15, 2007.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

   (a) Audit Fees - The aggregate fees billed (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant for the audit of the Registrant's annual financial statements, or services that are normally provided by the principal accountant in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $31,600 in 2006 and $33,150 in 2007.

   (b) Audit-Related Fees - The aggregate fees billed in the Reporting Periods for assurance and related services rendered by the principal accountant that were reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph
       (a) of this Item 4 were $0 in 2006 and $0 in 2007.

   (c) Tax Fees - The aggregate fees billed in the Reporting Periods for professional services rendered by the principal accountant to the Registrant for tax compliance, tax advice and tax planning ("Tax Services") were $5,000 in 2006 and $5,350 in 2007. These services consisted of review or preparation of U.S. federal, state, local and excise tax returns.

   (d) Other Fees - There were no other fees billed in the Reporting Periods for products and services provided to the Registrant by the principal accountant, or services provided to the investment adviser, other than the services reported above.

   (e) (1) Pursuant to the Registrant's Audit Committee Charter (the "Charter"), before an auditor is engaged by the Registrant to render audit services, the Audit Committee (the "Committee") must review and approve the engagement. In addition, the Registrant's Audit Committee must review and approve in advance any proposal that the Registrant employ its auditor to render "permissible non-audit services" (as defined in the Charter consistent with Rule 2-01(c)(4) of Regulation S-X). The Committee shall consider all relevant facts and circumstances when considering the appointment of the auditor, and its independence. The Committee shall specifically consider: (i) the fees paid to the auditors by the Registrant's various investment advisers and their affiliates for audit and non-audit services and (ii) whether the Registrant's President or Treasurer and/or the Registrant's Principal Executive Officer or Principal Financial Officer was employed by the auditors and participated in any capacity in the audit of the Registrant within one year of the audit under engagement. The Committee shall disclose all audit and non-audit services to the Registrant's administrator to help ensure disclosure of those services in the Registrant's regulatory filings.

   (e) (2) No services included in (b) - (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

   (f) Not applicable as less than 50%.

   (g) The aggregate non-audit fees billed by the principal accountant for services rendered to the Registrant for the Reporting Periods were and $5,000 in 2006 and $5,350 in 2007. There were no fees billed in each of the Reporting Periods for non-audit services rendered by the principal accountant to the investment adviser.

   (h) The Registrant's Audit Committee considers the fees paid to the auditors by the Registrant's investment adviser and its affiliates for audit and non-audit services, to the extent applicable, when assessing the Auditor's independence. Any services provided by the principal accountant to the Registrant or to the investment adviser requiring pre-approval were pre-approved as required.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

This item is included within Report to Stockholders.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES

   (a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of the filing date of this report.

   (b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.EXHIBITS.

(a)(1) Code of Ethics (Exhibit filed herewith).

(a)(2) Certifications pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 (Exhibit filed herewith).

(a)(3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) of the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 (Exhibit filed herewith).

                                  SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Wintergreen Fund, Inc.

By   /s/ Simon D. Collier
     ------------------------------------------------------------
     Simon D. Collier, President & Principal Executive Officer

Date 02/28/08

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By   /s/ Simon D. Collier
     ------------------------------------------------------------
     Simon D. Collier, President & Principal Executive Officer

Date 02/28/08

By   /s/ Simon D. Collier
     ------------------------------------------------------------
     Simon D. Collier, Treasurer & Principal Financial Officer

Date 02/28/08